UNAUDTED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS		Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents		$ 60,815,050	¥ 433,416,702	¥ 317,212,066
Short term investments		5,855,371	41,730,060	18,411,162
Accounts receivable, net		3,027,783	21,578,401	23,011,758
Prepaid services fees		7,868,168	56,074,863	48,495,817
Other receivables and prepaid expenses		695,584	4,957,292	1,156,281
Due from Parent		29,061,318	207,114,202
Total current assets		107,323,274	764,871,520	408,287,084
NON-CURRENT ASSETS
Property and equipment, net		82,226	586,008	749,952
Cost method investment		13,619	97,062	97,062
Prepaid expenses and deposits		2,320	16,536	25,600
Deferred tax assets		7,819	55,723	987,848
Operating lease right-of-use assets		162,680	1,159,390	372,713
Total non-current assets		268,664	1,914,719	2,233,175
Total non-current assets		268,664	1,914,719	2,233,175
Total assets		107,591,938	766,786,239	410,520,259
CURRENT LIABILITIES
Accounts payable		1,995,541	14,221,819	20,932,927
Advance from customers		1,920,192	13,684,825	10,372,767
Other payables and accrued liabilities		2,983,127	21,260,163	21,242,685
Other payables – related party		153,333	1,092,774	18,465,025
Bank loans		2,505,232	17,854,286	13,500,000
Operating lease liabilities		95,922	683,618	279,510
Notes payable		20,450,000	145,743,060
Taxes payable		93,988	669,839	522,843
Total current liabilities		30,197,335	215,210,384	85,315,757
NON-CURRENT LIABILITIES
Operating lease liabilities - noncurrent		56,593	403,330
Total non-current liabilities		56,593	403,330
Total liabilities		30,253,928	215,613,714	85,315,757
SHAREHOLDERS’ EQUITY
Ordinary shares (USD 0.01 par value, 200,000,000 shares authorized, 5,160,671 and 17,359,442 shares issued and outstanding as of December 31, 2023, and June 30, 2024, respectively)	[1]	172,863	1,231,962	365,515
Additional paid-in capital		89,887,315	640,608,913	439,776,100
Retained earnings		(8,544,773)	(60,896,889)	(77,156,553)
Statutory reserves		1,842,917	13,134,098	13,134,098
Accumulated other comprehensive (loss)		(7,383,448)	(52,620,358)	(54,712,520)
Total shareholders’ equity		75,974,874	541,457,726	321,406,640
NONCONTROLLING INTERESTS		1,363,136	9,714,799	3,797,862
Total equity		77,338,010	551,172,525	325,204,502
Total liabilities and shareholders’ equity		$ 107,591,938	¥ 766,786,239	¥ 410,520,259

[1]	The previous period results have been adjusted for the share consolidation effective on March 22, 2024.